CAPITAL STOCK (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Equity [Abstract]
Schedule of non vested share activity

	Number of Non-vested Shares	Fair Value	Weighted- Average Grant Date Value
Non-vested Shares at October 31, 2024	185,000	$257,000	$1.79
Non-vested Shares Granted	-	$-	$-
Vested	-	$(32,000)	$-
Expired/Forfeited	-	$-	$-
Non-vested Shares at January 31, 2025	185,000	$225,000	$1.79

	Number of Non-vested Shares	Fair Value	Weighted- Average Grant Date Value
Non-vested Shares at October 31, 2022	499,216	$-	$-
Non-vested Shares Granted	-	$-	$-
Vested	(169,983)	$-	$-
Expired/Forfeited	(229,233)	$-	$-
Non-vested Shares at October 31, 2023	100,000	$-	$-
Non-vested Shares Granted	185,000	$331,000	$1.79
Vested	-	$(74,000)	$-
Expired/Forfeited	(100,000)	$-	$-
Non-vested Shares at October 31, 2024	185,000	$257,000	$1.79